Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash		$ 10,430,980	$ 5,032,890
Accounts receivable		30,929,095	18,446,176
Prepayments and other current assets		11,288,887	253,779
Total current assets		52,648,962	23,732,845
Property, plant and equipment, net		859,160	394,090
Right-of-use lease assets, net		279,886	341,625
Deferred offering costs			1,128,453
Total assets		53,788,008	25,597,013
Current liabilities
Accounts payable		27,716,215	12,652,514
Taxes payable		314,017	244,096
Accrued expenses and other current liabilities		143,618	125,701
Derivative liabilities		8,688	109,346
Short-term lease liabilities		126,046	124,095
Total current liabilities		28,308,584	13,255,752
Long-term lease liabilities		165,532	229,076
Total liabilities		28,474,116	13,484,828
Commitment and contingencies
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 25,000,000 shares issued and outstanding as of June 30, 2023 and 21,250,000 shares as of December 31, 2022	[1]	2,500	2,125
Additional paid-in capital		12,536,085	488,198
Retained earnings		12,775,307	11,621,862
Total shareholders’ equity		25,313,892	12,112,185
Total liabilities and shareholders’ equity		$ 53,788,008	$ 25,597,013

[1]	Gives retroactive effect to reflect the reorganization in August 2022.